SHARE OPTION PLAN (Options To Employees And Nonemployees) (Narrative) (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	17,127,400
Share-based compensation expenses	3,804	3,446	5,512
Exercise price of share options granted